Borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Innovation credit
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	€ 4,552	€ 3,077
Proceeds		1,137
Interest expense	391	338
Liabilities arising from financing activities, end of the period	4,943	4,552
Convertible loans
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	39,538	14,247
Proceeds		26,520
Repayment of lease liability	(43,372)
The effect of changes in foreign exchange rates	1,771	590
Interest expense	3,537	1,877
Interest paid	(2,612)	(1,216)
Transaction costs	94	(148)
Proceeds recognized as derivative financial liabilities		(1,186)
Proceeds recognized in equity as option premium on convertible loans		(1,146)
Repayments allocated to option premium on convertible loans (equity)	1,482
Repayments recognized as result on derecognition of financial liabilities	2,534
Effect of waived loan agreements	(1,144)
Liabilities arising from financing activities, end of the period	1,828	39,538
Lease liability
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, beginning of the period	16,282	16,953
Repayment of lease liability	(1,674)	(820)
Share-based repayment of lease liability		(387)
New leases		121
Effect of lease modifications and amendments	592	415
Liabilities arising from financing activities, end of the period	€ 15,200	€ 16,282